SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 233,371	$ 416,637
Less: accumulated depreciation	(86,410)	(193,821)
Property plant and equipment, net	146,961	222,816
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	110,838	110,838
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	43,409	70,636
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	79,124	214,297
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 20,866